INCOME TAXES (Schedule of Income (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Domestic	$ (43,711)	$ 55,272	$ 83,388
Foreign	(24,249)	(2,865)	1,636
Income (Loss) before Taxes on Income	$ (67,960)	$ 52,407	$ 85,024